Consolidated Balance Sheets (USD $)	Sep. 30, 2014	Dec. 31, 2013
Current assets:
Cash and cash equivalents	$ 115,416	$ 0
Accounts receivable	48,000	0
Total current assets	163,416	0
Property and equipment, net of accumulated depreciation of $315 and $0, respectively	3,240	0
Total assets	166,656	0
Current liabilities:
Accounts payable and accrued liabilities	55,915	89
Accounts payable and accrued liabilities-related party	18,000	0
Total liabilities	73,915	89
Stockholders' equity (deficit):
Common stock, $0.00001 par value, 100,000,000 shares authorized, 30,000,000 and 0 shares issued and outstanding, respectively	300	0
Additional paid-in capital	149,700	0
Accumulated deficit	(54,998)	(89)
Other comprehensive loss	(2,261)	0
Total stockholders' equity (deficit)	92,741	(89)
Total liabilities and stockholders' equity (deficit)	$ 166,656	$ 0